Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 33.5%
Penn Series Flexibly Managed Fund*	88,055	$7,791,988
Penn Series Index 500 Fund*	150,779	5,957,296
Penn Series Large Cap Growth Fund*	55,842	1,986,854
Penn Series Large Cap Value Fund*	114,026	4,790,220
Penn Series Large Core Value Fund*	163,694	4,827,353
Penn Series Mid Core Value Fund*	84,050	2,902,247
Penn Series Real Estate Securities Fund*	55,496	1,965,658
Penn Series Small Cap Index Fund*	30,927	982,235
Penn Series SMID Cap Value Fund*	25,849	955,124
TOTAL AFFILIATED EQUITY FUNDS (Cost $22,412,396)		32,158,975

AFFILIATED FIXED INCOME FUNDS — 55.6%
Penn Series High Yield Bond Fund*	290,227	4,745,211
Penn Series Limited Maturity Bond Fund*	1,781,067	23,278,549
Penn Series Quality Bond Fund*	1,559,923	25,239,556
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $51,113,427)		53,263,316

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.3%
Penn Series Developed International Index Fund*	180,078	2,946,077
Penn Series Emerging Markets Equity Fund*	156,176	1,986,559
Penn Series International Equity Fund*	127,396	4,944,221
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $8,502,788)		9,876,857

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $783,829)	783,829	783,829
TOTAL INVESTMENTS — 100.2% (Cost $82,812,440)		$96,082,977
Other Assets & Liabilities — (0.2)%		(168,238)
TOTAL NET ASSETS — 100.0%		$95,914,739

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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